UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended June 30, 2012
This is not an Amendment

Institutional Investment Manager Filing this Report:

Name: Quantum Capital Management, LLC.

Address: 105 East Mill Road
         Northfield, NJ 08225

13F File Number: 28-14402

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit, that all informations contained herein is true, correct and complete and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John Hughes
Title:  President
Phone:  609-677-4949

Signature, Place, Date of Signing

 John Hughes                  Northfield, NJ            August 7, 2012
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]                [Date]

Report Type:

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: none



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                                                Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                                  -----------------------

Form 13F Information Table Entry Total:            48
                                                  -----------------------

Form 13F Information Table Value Total:            $171,714 (x thousand)
                                                  -----------------------


List of Other Included Managers:


D


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                           Form 13F Information Table


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FORM 13F INFORMATION TABLE



    COLUMN 1                  COLUMN 2        COLUMN 3 COLUMN 4   COLUMN 5          COLUMN 6   COLUMN 7     COLUMN 8
                              TITLE OF                  VALUE     SHARES/ SH/ PUT/  INVESTMENT  OTHER   VOTING AUTHORITY
 NAME OF ISSUER                CLASS           CUSIP   (X$1000)   PRN AMT PRN CALL  DISCRETION MANAGERS SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------
Abercrombie & Fitch Co      CL A             002896207   6,692    196022   SH         Sole             196022
Autodesk Inc                COM              052769106     437     12501   SH         Sole              12501
Berkshire Hathaway Inc Del  CL B NEW         084670702   1,940     23281   SH         Sole              23281
C H Robinson Worldwide Inc  COM NEW          12541W209   7,921    135339   SH         Sole             135339
Cass Information Sys Inc    COM              14808P109   7,039    174893   SH         Sole             174893
Companhia de Bebidas das AmeSPONSORED ADR    20441W203   4,624    120638   SH         Sole             120638
Contango Oil & Gas Company  COM NEW          21075N204     296      5001   SH         Sole               5001
Copart Inc                  COM              217204106  12,159    513263   SH         Sole             513263
Credit Accept Corp Mich     COM              225310101   1,511     17902   SH         Sole              17902
CSX Corp                    COM              126408103     447    20,000   SH         Sole             20,000
Donaldson Inc               COM              257651109   8,052    241284   SH         Sole             241284
Expeditors Intl Wash Inc    COM              302130109   4,951    127777   SH         Sole             127777
Intrepid Potash Inc         COM              46121Y102   2,388    104919   SH         Sole             104919
iShares TR                  FTSE CHINA25 IDX 464287184       0         1   SH         Sole                  1
iShares TR                  IBOXX INV CPBD   464287242  16,520    140488   SH         Sole             140488
iShares Silver Trust        ISHARES          46428Q109       1        27   SH         Sole                 27
iShares TR                  BARCLYS MBS BD   464288588   1,093     10082   SH         Sole              10082
Itau Unibanco HLDG SA       SPON ADR REP PFD 465562106     278     20001   SH         Sole              20001
Johnson & Johnson           COM              478160104   1,959     29003   SH         Sole              29003
Johnson Outdoors Inc        CL A             479167107      41     2,000   SH         Sole              2,000
Landstar Sys Inc            COM              515098101     621     12001   SH         Sole              12001
LKQ Corp                    COM              501889208   9,214    276167   SH         Sole             276167
Market Vectors ETF TR       BRAZL SMCP ETF   57060U613       0         1   SH         Sole                  1
Market Vectors ETF TR       GOLD MINER ETF   57060U100   1,834     40963   SH         Sole              40963
Market Vectors ETF TR       JR GOLD MINERS E 57060U589     864     45001   SH         Sole              45001
Mercadolibre Inc            COM              58733R102     531      7001   SH         Sole               7001
Microsoft Corp              COM              594918104  13,695    447680   SH         Sole             447680
Mosaic Co New               COM              61945C103   1,369    25,000   SH         Sole             25,000
Nicholas Financial Inc      COM NEW          65373J209   2,200    171583   SH         Sole             171583
Nordson Corp                COM              655663102     616     12002   SH         Sole              12002
Norfolk Southern Corp       COM              655844108   3,694     51475   SH         Sole              51475
Potash Corp Sask Inc        COM              73755L107   1,311     30001   SH         Sole              30001
Preformed Line Prods Co     COM              740444104     276      4767   SH         Sole               4767
Progressive Corp Ohio       COM              743315103  15,354    737128   SH         Sole             737128
Proshares TR                ULT SHR S&P500   74347X856       1        24   SH         Sole                 24
Proshares TR II             ULTRASHRT EURO   74347W882       0         1   SH         Sole                  1
Proshares TR                ULTSHT CHINA 25  74347X567   2,558     92536   SH         Sole              92536
Proshares TR                PSHS ULSHRUS2000 74348A202   3,237    106672   SH         Sole             106672
Proshares TR                PSHS ULTSH 20YRS 74347R297      40      2500   SH         Sole               2500
SEI Investments Co          COM              784117103  17,724    891102   SH         Sole             891102
Sprott Physical Gold Trust  UNIT             85207H104   3,288    238432   SH         Sole             238432
Sun Hydraulics Corp         COM              866942105     925     38099   SH         Sole              38099
Tupperware Brands Corp      COM              899896104  11,962    218441   SH         Sole             218441
Vanguard Star FD            INTL STK IDXFD   921909768     141      3329   SH         Sole               3329
Vanguard Index FDS          TOTAL STK MKT    922908769     145      2081   SH         Sole               2081
Vistaprint N V              SHS              N93540107     289      8940   SH         Sole               8940
XPO Logistics Inc           COM              983793100     497     29578   SH         Sole              29578
Yamana Gold Inc             COM              98462Y100     979     63601   SH         Sole              63601


Total $171,714

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